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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31,2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE:COLUMBUS, OHIO
                                 APO-2750-12/02

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-5.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                          ----------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

                                        2


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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         32,803 shares (cost $232,643)............................................   $  190,584

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         84,348 shares (cost $899,338)............................................      498,494

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         35,441 shares (cost $1,189,315)..........................................      796,354

      Fidelity(R)VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         89,737 shares (cost $2,114,001)..........................................    1,629,632

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         22,830 shares (cost $262,291)............................................      280,356

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         380,956 shares (cost $380,956)...........................................      380,956

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         110,174 shares (cost $1,528,990).........................................      892,406

      Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)
         59,170 shares (cost $799,678)............................................      462,118
                                                                                     ----------

            Total investments.....................................................    5,130,900

   Accounts receivable............................................................        5,792
                                                                                     ----------

            Total assets..........................................................    5,131,692

Accounts payable..................................................................           --
                                                                                     ----------

Contract owners'equity (note 4)...................................................   $5,131,692
                                                                                     ==========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                    Total      ACVPBal   ACVPCapAp   DryStkIx   FidVIPEI   GVITGvtBd
                                                     -----------   -------   ---------   --------   --------   ---------
   Reinvested dividends...........................   $    92,379     6,407          --     13,708     36,054     11,164
   Mortality and expense risk charges (note 2)....       (77,120)   (2,875)     (7,620)   (13,979)   (25,391)    (3,314)
                                                     -----------   -------    --------   --------   --------    -------
      Net investment income (loss)................        15,259     3,532      (7,620)      (271)    10,663      7,850
                                                     -----------   -------    --------   --------   --------    -------

   Proceeds from mutual fund shares sold..........     1,270,777    70,755     109,758    482,120    338,867     24,091
   Cost of mutual fund shares sold................    (1,661,159)  (88,478)   (132,864)  (574,660)  (408,300)   (23,494)
                                                     -----------   -------    --------   --------   --------    -------
      Realized gain (loss) on investments.........      (390,382)  (17,723)    (23,106)   (92,540)   (69,433)       597
   Change in unrealized gain (loss) on
    investments...................................      (828,272)  (14,280)   (111,202)  (204,291)  (381,071)    12,248
                                                     -----------   -------    --------   --------   --------    -------
      Net gain (loss) on investments..............    (1,218,654)  (32,003)   (134,308)  (296,831)  (450,504)    12,845
                                                     -----------   -------    --------   --------   --------    -------
   Reinvested capital gains.......................        51,270        --          --         --     49,074      2,196
                                                     -----------   -------    --------   --------   --------    -------
      Net increase (decrease) in contract owners'
       equity resulting from operations...........   $(1,152,125)  (28,471)   (141,928)  (297,102)  (390,767)    22,891
                                                     ===========   =======    ========   ========   ========    =======

Investment activity:                                 GVITMyMkt   GVITTotRt    NBAMTBal
                                                     ---------   ---------   ---------
   Reinvested dividends...........................      3,666        8,669   $  12,711
   Mortality and expense risk charges (note 2)....     (4,003)     (13,516)     (6,422)
                                                      -------     --------   ---------
      Net investment income (loss)................       (337)      (4,847)      6,289
                                                      -------     --------   ---------

   Proceeds from mutual fund shares sold..........     21,428      151,738      72,020
   Cost of mutual fund shares sold................    (21,428)    (286,292)   (125,643)
                                                      -------     --------   ---------
      Realized gain (loss) on investments.........         --     (134,554)    (53,623)
   Change in unrealized gain (loss) on
    investments...................................         --      (73,068)    (56,608)
                                                      -------     --------   ---------
      Net gain (loss) on investments..............         --     (207,622)   (110,231)
                                                      -------     --------   ---------
   Reinvested capital gains.......................         --           --          --
                                                      -------     --------   ---------
      Net increase (decrease) in contract owners'
       equity resulting from operations...........       (337)    (212,469)  $(103,942)
                                                      =======     ========   =========

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                       Total                 ACVPBal
                                             ------------------------   -----------------
Investment activity:                            2002         2001         2002      2001
                                             -----------   ----------   -------   -------
   Net investment income (loss)...........   $    15,259       18,789     3,532     4,968
   Realized gain (loss) on investments....      (390,382)     (99,511)  (17,723)  (13,516)
   Change in unrealized gain (loss)
      on investments......................      (828,272)  (1,797,890)  (14,280)  (18,321)
   Reinvested capital gains...............        51,270      814,607        --    10,540
                                             -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    (1,152,125)  (1,064,005)  (28,471)  (16,329)
                                             -----------   ----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............       418,727      567,729    13,025    21,223
   Transfers between funds................            --           --    (2,727)   (3,616)
   Redemptions (note 3)...................    (1,115,595)  (2,003,216)  (64,390)  (84,489)
   Annuity benefits.......................        (9,377)     (10,693)       --        --
   Annual contract maintenance charges
      (note 2)............................        (9,092)     (10,066)     (308)     (277)
   Contingent deferred sales charges
      (note 2)............................       (17,745)     (16,424)     (928)     (594)
   Adjustments to maintain reserves.......         1,978       (6,244)      127    (3,039)
                                             -----------   ----------   -------   -------
         Net equity transactions..........      (731,104)  (1,478,914)  (55,201)  (70,792)
                                             -----------   ----------   -------   -------

Net change in contract owners' equity.....    (1,883,229)  (2,542,919)  (83,672)  (87,121)
Contract owners' equity beginning
   of period..............................     7,014,921    9,557,840   273,021   360,142
                                             -----------   ----------   -------   -------
Contract owners' equity end of period.....   $ 5,131,692    7,014,921   189,349   273,021
                                             ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units........................       278,423      336,612    28,212    35,259
                                             -----------   ----------   -------   -------
   Units purchased........................        20,946       25,693     1,515     2,247
   Units redeemed.........................       (56,823)     (83,882)   (7,808)   (9,294)
                                             -----------   ----------   -------   -------
   Ending units...........................       242,546      278,423    21,919    28,212
                                             ===========   ==========   =======   =======

                                                   ACVPCapAp              DryStkIx
                                             --------------------   ---------------------
Investment activity:                           2002       2001        2002        2001
                                             --------   ---------   ---------   ---------
   Net investment income (loss)...........     (7,620)    (11,569)       (271)     (3,572)
   Realized gain (loss) on investments....    (23,106)    (38,167)    (92,540)     62,407
   Change in unrealized gain (loss)
      on investments......................   (111,202)   (641,975)   (204,291)   (294,193)
   Reinvested capital gains...............         --     357,709          --       7,725
                                             --------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................   (141,928)   (334,002)   (297,102)   (227,633)
                                             --------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)............     46,354      55,429     101,013     150,763
   Transfers between funds................     (3,423)    (61,361)    (52,261)    (23,315)
   Redemptions (note 3)...................    (97,346)   (242,918)   (406,449)   (306,601)
   Annuity benefits.......................     (1,435)     (2,353)       (753)       (895)
   Annual contract maintenance charges
      (note 2)............................       (848)     (1,190)     (1,361)     (1,745)
   Contingent deferred sales charges
      (note 2)............................     (2,785)     (2,413)     (7,077)     (4,121)
   Adjustments to maintain reserves.......     (2,930)     10,454       2,602     (13,981)
                                             --------   ---------   ---------   ---------
         Net equity transactions..........    (62,413)   (244,352)   (364,286)   (199,895)
                                             --------   ---------   ---------   ---------

Net change in contract owners' equity.....   (204,341)   (578,354)   (661,388)   (427,528)
Contract owners' equity beginning
   of period..............................    714,453   1,292,807   1,448,579   1,876,107
                                             --------   ---------   ---------   ---------
Contract owners' equity end of period.....    510,112     714,453     787,191   1,448,579
                                             ========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units........................     39,761      50,364      56,265      62,510
                                             --------   ---------   ---------   ---------
   Units purchased........................      2,741       2,362       4,634       5,255
   Units redeemed.........................     (5,959)    (12,965)    (21,045)    (11,500)
                                             --------   ---------   ---------   ---------
   Ending units...........................     36,543      39,761      39,854      56,265
                                             ========   =========   =========   =========

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPEI              GVITGvtBd           GVITMyMkt             GVITTotRt
                                            ----------------------   -----------------   -----------------   ---------------------
Investment activity:                           2002         2001       2002      2001      2002      2001       2002        2001
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
   Net investment income (loss)..........   $   10,663      17,498     7,850     7,682      (337)    5,851      (4,847)     (7,291)
   Realized gain (loss) on investments...      (69,433)    109,012       597       573        --        --    (134,554)   (109,709)
   Change in unrealized gain (loss)
      on investments.....................     (381,071)   (458,105)   12,248     2,620        --        --     (73,068)   (113,589)
   Reinvested capital gains..............       49,074     147,772     2,196       328        --        --          --      33,250
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (390,767)   (183,823)   22,891    11,203      (337)    5,851    (212,469)   (197,339)
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........       79,577     122,550    18,831    18,567    47,413    31,846      76,048      89,311
   Transfers between funds...............      (24,967)    (57,979)   17,400    60,273    73,945   127,494      (7,967)     (9,428)
   Redemptions (note 3)..................     (303,101)   (791,430)  (19,092)  (46,526)  (18,082)  (83,253)   (143,383)   (311,643)
   Annuity benefits......................       (1,957)     (2,002)   (2,265)   (2,225)       --        --          --          --
   Annual contract maintenance charges
      (note 2)...........................       (2,889)     (3,606)     (303)     (292)   (1,038)     (198)     (1,626)     (1,917)
   Contingent deferred sales charges
      (note 2)...........................       (3,318)     (3,206)     (353)     (579)     (614)   (2,443)       (916)     (1,664)
   Adjustments to maintain reserves......       (1,066)      8,036       678       (89)       (8)       (8)        199         (63)
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
         Net equity transactions.........     (257,721)   (727,637)   14,896    29,129   101,616    73,438     (77,645)   (235,404)
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------

Net change in contract owners' equity....     (648,488)   (911,460)   37,787    40,332   101,279    79,289    (290,114)   (432,743)
Contract owners' equity beginning
   of period.............................    2,284,751   3,196,211   243,594   203,262   279,669   200,380   1,182,689   1,615,432
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
Contract owners' equity end of period....   $1,636,263   2,284,751   281,381   243,594   380,948   279,669     892,575   1,182,689
                                            ==========   =========   =======   =======   =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units.......................       95,388     125,550     6,061     5,302    11,505     8,431      14,476      17,201
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
   Units purchased.......................        3,850       5,085       503     1,041     4,727     4,129       1,089       1,050
   Units redeemed........................      (15,873)    (35,247)     (129)     (282)     (543)   (1,055)     (2,167)     (3,775)
                                            ----------   ---------   -------   -------   -------   -------   ---------   ---------
   Ending units..........................       83,365      95,388     6,435     6,061    15,689    11,505      13,398      14,476
                                            ==========   =========   =======   =======   =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                 NBAMTBal
                                                           --------------------
Investment activity:                                          2002       2001
                                                           ---------   --------
   Net investment income (loss).........................   $   6,289      5,222
   Realized gain (loss) on investments..................     (53,623)  (110,111)
   Change in unrealized gain (loss)
      on investments....................................     (56,608)  (274,327)
   Reinvested capital gains.............................          --    257,283
                                                           ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.....................................    (103,942)  (121,933)
                                                           ---------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)..........................      36,466     78,040
   Transfers between funds..............................          --    (32,068)
   Redemptions (note 3).................................     (63,752)  (136,356)
   Annuity benefits.....................................      (2,967)    (3,218)
   Annual contract maintenance charges
      (note 2)..........................................        (719)      (841)
   Contingent deferred sales charges
      (note 2)..........................................      (1,754)    (1,404)
   Adjustments to maintain reserves.....................       2,376     (7,554)
                                                           ---------   --------
         Net equity transactions........................     (30,350)  (103,401)
                                                           ---------   --------

Net change in contract owners' equity...................    (134,292)  (225,334)
Contract owners' equity beginning
   of period............................................     588,165    813,499
                                                           ---------   --------
Contract owners' equity end of period...................   $ 453,873    588,165
                                                           =========   ========

CHANGES IN UNITS:
   Beginning units......................................      26,755     31,995
                                                           ---------   --------
   Units purchased......................................       1,887      4,524
   Units redeemed.......................................      (3,299)    (9,764)
                                                           ---------   --------
   Ending units.........................................      25,343     26,755
                                                           =========   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of the Account were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT)
               (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $15,084 and $59,426, respectively, and total transfers from the Account to the fixed account were $203,923 and $117,038, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                          NATIONWIDE VARIABLE ACCOUNT-5
                     NOTES TO FINANCIAL STATEMENTS, Continued

(4) Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                           Contract                                       Investment
                                                           Expense               Unit       Contract        Income      Total
                                                            Rate*     Units   Fair Value  Owners' Equity    Ratio**   Return***
                                                           --------  -------  ----------  --------------  ----------  ---------
American Century VP - Balanced Fund - Class I
      2002 ..............................................    1.30%    21,919  $ 8.638585    $  189,349       2.77%     -10.73%
      2001 ..............................................    1.30%    28,212    9.677376       273,018       2.81%      -4.80%
      2000 ..............................................    1.30%    35,259   10.165458       358,424       2.54%      -3.91%
      1999 ..............................................    1.30%    25,115   20.506550       515,022       2.66%       5.79%
      1998 ..............................................    1.30%    22,623   18.104123       409,569       1.74%      15.67%

American Century VP - Capital Appreciation Fund - Class I
      2002 ..............................................    1.30%    36,543   13.819339       505,000       0.00%     -22.23%
      2001 ..............................................    1.30%    39,761   17.768711       706,502       0.00%     -29.01%
      2000 ..............................................    1.30%    50,364   25.029137     1,260,567       0.00%       7.62%
      1999 ..............................................    1.30%    60,116   23.256156     1,398,067       0.00%      62.39%
      1998 ..............................................    1.30%    70,399   14.321327     1,008,207       0.00%      -3.43%

Dreyfus Stock Index Fund - Initial Shares
      2002 ..............................................    1.30%    39,854   19.630772       782,365       1.23%     -23.37%
      2001 ..............................................    1.30%    56,265   25.618669     1,441,434       1.03%     -13.33%
      2000 ..............................................    1.30%    62,510   29.558751     1,847,718       0.96%     -10.45%
      1999 ..............................................    1.30%    95,348   33.009632     3,147,402       1.10%      19.04%
      1998 .............................................     1.30%    87,887   27.730490     2,437,150       1.22%      26.55%

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
      2002 ..............................................    1.30%    83,365   19.556483     1,630,326       1.84%     -18.03%
      2001 ..............................................    1.30%    95,388   23.857464     2,275,716       1.92%      -6.20%
      2000 ..............................................    1.30%   125,550   25.434075     3,193,248       1.91%       7.02%
      1999 ..............................................    1.30%   196,654   23.766053     4,673,689       1.54%       4.95%
      1998 ..............................................    1.30%   221,658   22.645632     5,019,585       1.44%      10.18%

Gartmore GVIT Government Bond Fund - Class I
   Tax qualified
      2002 ..............................................    1.30%     6,247   43.467280       271,540       4.25%       9.54%
      2001 ..............................................    1.30%     5,816   39.681226       230,786       4.63%       5.85%
      2000 ..............................................    1.30%     5,059   37.487059       189,647       7.14%      11.08%
      1999 ..............................................    1.30%     8,195   33.746688       276,554       5.19%      -3.62%
      1998 ..............................................    1.30%    10,242   35.013105       358,604       5.11%       7.49%
   Non-tax qualified
      2002 ..............................................    1.30%       188   43.483340         8,175       4.25%       9.54%
      2001 ..............................................    1.30%       245   39.695887         9,725       4.63%       5.85%
      2000 ..............................................    1.30%       244   37.500904         9,150       7.14%      11.08%
      1999 ..............................................    1.30%     9,730   33.759140       328,476       5.19%      -3.62%
      1998 ..............................................    1.30%     9,698   35.026017       339,682       5.11%       7.49%

                                                           Contract                                           Investment
                                                           Expense                 Unit         Contract        Income       Total
                                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                           --------   -------   ----------   --------------   ----------   ---------
Gartmore GVIT Money Market Fund - Class I
   Tax qualified
      2002 .............................................     1.30%     15,652    24.276265        379,972        1.11%       -0.10%
      2001 .............................................     1.30%     11,467    24.301609        278,667        3.96%        2.25%
      2000 .............................................     1.30%      8,431    23.767044        200,380        5.04%        4.66%
      1999 .............................................     1.30%     22,769    22.709765        517,079        5.07%        3.49%
      1998 .............................................     1.30%     22,515    21.944976        494,091        5.14%        3.90%
   Non-tax qualified
      2002 .............................................     1.30%         37    26.376600            976        1.11%       -0.10%
      2001 .............................................     1.30%         38    26.404135          1,003        3.96%        2.25%

Gartmore GVIT Total Return Fund - Class I
   Tax qualified
      2002 .............................................     1.30%     10,712    67.006421        717,773        0.83%      -18.43%
      2001 .............................................     1.30%     11,739    82.145061        964,301        0.71%      -12.97%
      2000 .............................................     1.30%     14,121    94.390507      1,332,888        0.60%       -3.39%
      1999 .............................................     1.30%     22,633    97.698445      2,211,209        0.66%        5.55%
      1998 .............................................     1.30%     23,578    92.558757      2,182,350        0.97%       16.54%
   Non-tax qualified
      2002 .............................................     1.30%      2,686    65.079111        174,802        0.83%      -18.43%
      2001 .............................................     1.30%      2,737    79.782323        218,364        0.71%      -12.97%
      2000 .............................................     1.30%      3,082    91.675550        282,544        0.60%       -3.39%
      1999 .............................................     1.30%      5,137    94.888344        487,441        0.66%        5.55%
      1998 .............................................     1.30%      5,297    89.896489        476,182        0.97%       16.54%

Neuberger Berman AMT - Balanced Portfolio(R)
      2002 .............................................     1.30%     25,343    17.643073        447,128        2.44%      -18.23%
      2001 .............................................     1.30%     26,755    21.576158        577,270        1.94%      -14.49%
      2000 .............................................     1.30%     31,995    25.233374        807,342        2.00%       -5.78%
      1999 .............................................     1.30%     37,871    26.782503      1,014,280        1.62%       31.83%
      1998 .............................................     1.30%     46,340    20.316082        941,447        2.08%       10.72%
                                                                                                ---------

                          NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------
2002 Reserves for annuity contracts in payout phase: ..........          24,286
                                                                    -----------
2002 Contract owners' equity ..................................     $ 5,131,692
                                                                    ===========

2001 Reserves for annuity contracts in payout phase: ..........          38,135
                                                                    -----------
2001 Contract owners' equity ..................................     $ 7,014,921
                                                                    ===========

2000 Reserves for annuity contracts in payout phase: ..........          75,932
                                                                    -----------
2000 Contract owners' equity ..................................     $ 9,557,840
                                                                    ===========

1999 Reserves for annuity contracts in payout phase: ..........         105,057
                                                                    -----------
1999 Contract owners' equity ..................................     $14,674,276
                                                                    ===========

1998 Reserves for annuity contracts in payout phase: ..........         100,387
                                                                    -----------
1998 Contract owners' equity ..................................     $13,767,254
                                                                    ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA. COLUMBUS, OHIO 43215-2220

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R)is a registered federal service mark of Nationwide Mutual Insurance Company